Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Parenthetical) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Merchant Solutions
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 1,159,145	$ 1,159,145
Digital Wallet
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 723,042	$ 723,042